Condensed Schedule Of Investments (U.S. Treasury Notes) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	(0.96%)	1.59%	4.19%
U.S. Treasury Notes, 0.875%, 02/29/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		215,950,000
Fair Value as a % of Trust Capital		28.71%
Fair Value		216,236,809
U.S. Treasury notes, 0.875%, 03/31/2011 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			174,000,000
Fair Value as a % of Trust Capital			19.52%
Fair Value			174,299,063
U.S. Treasury notes, 0.875%, 05/31/2011 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			185,700,000
Fair Value as a % of Trust Capital			20.86%
Fair Value			186,251,297
U.S. Treasury notes, 1.000%, 08/31/2011 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			219,330,000
Fair Value as a % of Trust Capital			24.69%
Fair Value			220,460,920
U.S. Treasury notes, 0.750%, 11/30/2011 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			219,650,000
Fair Value as a % of Trust Capital			24.70%
Fair Value			220,542,328
U.S. Treasury Notes, 0.375%, 08/31/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	206,390,000	218,390,000
Fair Value as a % of Trust Capital	31.78%	29.05%
Fair Value	206,587,522	218,782,420
U.S. Treasury Notes, 4.250%, 09/30/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	197,140,000	222,440,000
Fair Value as a % of Trust Capital	30.94%	30.44%
Fair Value	201,136,705	229,234,847
U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	50,710,000	50,710,000
Fair Value as a % of Trust Capital	7.82%	6.75%
Fair Value	50,816,966	50,874,410
U.S. Treasury Notes, 0.625%, 02/28/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	195,950,000
Fair Value as a % of Trust Capital	30.25%
Fair Value	196,677,157
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	100.79%	94.95%	89.77%
Fair Value	655,218,350	715,128,486	801,553,608